SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION
SEGMENT INFORMATION

7 SEGMENT INFORMATION

        Management analyzes the Company's operating segments separately because of different economic environments and stages of development in different geographical areas, requiring different investment and marketing strategies. Management does not analyze assets or liabilities by reportable segments.

        Management evaluates the performance of the Company's segments on a regular basis, primarily based on earnings before interest, tax, depreciation, amortization, impairment, gain / loss on disposals of non-current assets, other non-operating gains / losses and share of profit / loss of joint ventures and associates ("Adjusted EBITDA").

        From the first quarter of 2017, management has included the Italy Joint Venture (see Note 14) as a separate reportable segment, due to its increased contribution to the Company's overall financial result and position.

        Financial information by reportable segment for the years ended December 31, 2017, 2016 and 2015, is presented in the following tables, with the exception of the Italy Joint Venture, for which financial information is presented in Note 7. Inter-segment transactions between operating segments are on an arm's length basis in a manner similar to transactions with third parties. The segment data for acquired operations are reflected herein from the date of their respective acquisition.

	External customers			Inter-segment			Total revenue
Revenue	2017	2016	2015*	2017	2016	2015	2017	2016	2015*
Russia	4,698	4,059	4,528	31	38	55	4,729	4,097	4,583
Pakistan	1,525	1,293	1,014	—	2	—	1,525	1,295	1,014
Algeria	914	1,040	1,273	1	—	—	915	1,040	1,273
Bangladesh	574	621	604	—	—	—	574	621	604
Ukraine	600	566	592	22	20	30	622	586	622
Uzbekistan	513	662	710	—	1	1	513	663	711
HQ	—	10	—	—	—	—	—	10	—
Other	650	634	885	(54)	(61)	(86)	596	573	799

Total segments	9,474	8,885	9,606	—	—	—	9,474	8,885	9,606

*        Amounts have been re-presented to conform with current year presentation, refer to Note 8.

	Adjusted EBITDA			Capital expenditures
Other disclosures	2017	2016	2015	2017	2016	2015
Russia	1,788	1,574	1,825	686	663	910
Pakistan	703	507	409	535	215	238
Algeria	426	547	684	129	201	189
Bangladesh	233	267	242	101	137	134
Ukraine	347	306	292	114	106	299
Uzbekistan	261	395	437	63	174	55
HQ	(325)	(421)	(1,291)	28	27	16
Other	154	57	277	135	218	193

Total segments	3,587	3,232	2,875	1,791	1,741	2,034

        The following table provides the reconciliation of consolidated Adjusted EBITDA to consolidated income statement before tax for the years ended December 31:

	2017	2016	2015
Total Segments Adjusted EBITDA	3,587	3,232	2,875
Depreciation	(1,454)	(1,439)	(1,550)
Amortization	(537)	(497)	(517)
Impairment losses	(66)	(192)	(245)
Loss on disposals of non-current assets	(24)	(20)	(39)
Finance costs	(935)	(830)	(829)
Finance income	95	69	52
Other non-operating losses, net	(97)	(82)	(42)
Share of (loss) / profit of joint ventures and associates	(412)	48	14
Impairment of joint ventures and associates	(110)	(99)	—
Net foreign exchange (loss) / (gain)	(71)	157	(314)

(Loss) / profit before tax	(24)	347	(595)

Geographical information of non-current assets

        The total of non-current assets (other than financial instruments, investments in subsidiaries and deferred tax assets, which are included in Other, along with consolidation eliminations), broken down by location of the assets, is shown in the following tables:

	2017	2016*
Russia	5,969	6,116
Pakistan	1,840	2,169
Algeria	2,151	2,324
Bangladesh	988	1,104
Ukraine	552	556
Uzbekistan	213	509
HQ	55	38
Other	3,345	3,827

Total segments	15,113	16,643

*        Amounts have been re-presented to conform with current year presentation.